Accounts Payable	12 Months Ended
Dec. 31, 2020
Accounts Payable [Member]
Accounts Payable
9.	Accounts Payable

Accounts payable as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Suppliers, repairers	$8,774	$7,327
Insurers, agents and brokers	406	163
Payables to charterers	650	762
Other creditors	727	800
Total	$10,557	$9,052